LORD ABBETT INVESTMENT TRUST
 90 Hudson Street
Jersey City, NJ 07302

January 29, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Lord Abbett Investment Trust (the “Registrant”)
1933 Act File No. 033-68090
1940 Act File No. 811-07988

Ladies and Gentlemen:

          Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and the requirements of the current EDGAR Filer Manual and Regulation S-T under the Securities Act, enclosed for filing with the Securities and Exchange Commission (the “Commission”) is Post-Effective Amendment No. 68 to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to reflect changes to the investment parameters of the Registrant’s series, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund (the “Funds”), which operates as a fund-of-funds. Specifically, to the extent permitted by the exemptive order pursuant to Section 6(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), exempting the Registrant from Rule 12d1-2(a) under the 1940 Act, the Funds have the capability to supplement their investments in underlying funds with direct investments in derivatives. The Commission issued its exemptive order on December 28, 2012 (Investment Company Act Release No. 30334).

          The Amendment also reflects certain editorial and other changes. Before the April 1, 2013 effective date, the Registrant intends to file another post-effective amendment that will update certain financial and other information contained in the Registration Statement.

          Any communication relating to this filing should be directed to Brooke Fapohunda at (201) 827-2279 or the undersigned at (201) 827-2225.

Sincerely,

/s/ Thomas R. Phillips

Thomas R. Phillips
Vice President and Assistant Secretary